UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 9/30/2008
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
October 17, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     39
                                             --
Form 13F Information Table Value Total:    $1,920,765 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 09/30/2008
                                             Name of Reporting Stralen & Company

ITEM 1:                   ITEM 2:       ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                     INVESTMENT
                                                                                     DISCRETION                       VOTING
                          TITLE                   FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                           OF                     MARKET SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER            CLASS       CUSIP NO.   VALUE  PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER  MANAGERS   SOLE  SHARED  NONE
                                                 (X$1000)                            Inst. V           Inst. V
CISCO SYS INC              COM        17275R102   50,466  2,236,967    SH     Sole                             2,105,367     131,600
HEWLETT PACKARD CO         COM        428236103   52,699  1,139,675    SH     Sole                             1,066,275      73,400
INTEL CORP                 COM        458140100   23,877  1,274,819    SH     Sole                             1,196,519      78,300
MICROSOFT CORP             COM        594918104   50,954  1,909,122    SH     Sole                             1,790,722     118,400
TEXAS INSTRS INC           COM        882508104   20,507    953,833    SH     Sole                               894,933      58,900
ABBOTT LABS                COM        002824100   58,870  1,022,400    SH     Sole                               958,800      63,600
APPLIED BIOSYSTEMS INC DEL COM        038149100      206      6,000    SH     Sole                                 6,000
LILLY ELI & CO             COM        532457108   46,764  1,062,100    SH     Sole                               993,800      68,300
MEDTRONIC INC              COM        585055106   25,864    516,253    SH     Sole                               482,987      33,266
ZIMMER HOLDINGS INC        COM        98956P102   22,848    353,900    SH     Sole                               331,500      22,400
AVON PRODS INC             COM        054303102   77,913  1,874,250    SH     Sole                             1,754,450     119,800
BERKSHIRE HATHAWAY
  INC DEL CL B             COM        084670207      659        150    SH     Sole                                   150
CATERPILLAR INC DEL        COM        149123101   59,242    994,000    SH     Sole                               932,500      61,500
DANAHER CORP DEL           COM        235851102   64,928    935,564    SH     Sole                               878,364      57,200
EMERSON ELEC CO            COM        291011104   60,061  1,472,455    SH     Sole                             1,382,355      90,100
GENERAL ELECTRIC CO        COM        369604103      233      9,153    SH     Sole                                 9,153
INTL BUSINESS MACHINES                459200101   72,457    619,500    SH     Sole                               581,800      37,700
L-3 COMMUNICATIONS
  HLDGS INC                COM        502424104   71,667    728,920    SH     Sole                               681,620      47,300
LOEWS CORP                 COM        540424108   64,673  1,637,702    SH     Sole                             1,539,702      98,000
MCDONALDS CORP             COM        580135101   82,860  1,342,946    SH     Sole                             1,259,746      83,200
PARKER HANNIFIN CORP       COM        701094104   56,466  1,065,400    SH     Sole                               999,100      66,300
PROCTER & GAMBLE CO        COM        742718109      697     10,000    SH     Sole                                10,000
WAL MART STORES INC        COM        931142103      623     10,400    SH     Sole                                10,400
CHEVRON CORP NEW           COM        166764100   75,906    920,291    SH     Sole                               864,391      55,900
DEVON ENERGY CORP NEW      COM        25179M103   78,647    862,360    SH     Sole                               812,260      50,100
EASTMAN CHEM CO            COM        277432100   65,527  1,190,100    SH     Sole                             1,113,600      76,500
OCCIDENTAL PETE CORP DEL   COM        674599105   83,032  1,178,595    SH     Sole                             1,110,731      67,864
WHIRLPOOL CORP             COM        963320106   78,416    988,982    SH     Sole                               916,050      72,932
XTO ENERGY INC             COM        98385X106   70,368  1,512,648    SH     Sole                             1,426,873      85,775
AT&T INC                   COM        00206R102    1,784     63,896    SH     Sole                                32,096      31,800
CONSOLIDATED EDISON INC    COM        209115104   74,173  1,726,566    SH     Sole                             1,612,100     114,466
DOW CHEM CO                COM        260543103   64,660  2,034,600    SH     Sole                             1,907,700     126,900
DUKE ENERGY CORP NEW       COM        26441C105   70,800  4,061,950    SH     Sole                             3,803,650     258,300
PFIZER INC                 COM        717081103   78,287  4,245,479    SH     Sole                             4,040,513     204,966
PROGRESS ENERGY INC        COM        743263105   71,663  1,661,566    SH     Sole                             1,553,200     108,366
SOUTHERN CO                COM        842587107   76,977  2,042,375    SH     Sole                             1,911,325     131,050
TECO ENERGY INC            COM        872375100      991     63,000    SH     Sole                                 7,000      56,000
VERIZON COMMUNICATIONS INC COM        92343V104   63,999  1,994,350    SH     Sole                             1,890,850     103,500

Total                                          1,920,765
